UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-02333

New Perspective Fund, Inc.
(Exact Name of Registrant as specified in charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of principal executive offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(name and address of agent for service)

Copies to:
Mark D. Perlow
Kirkpatrick & Lockhart Nicholson Graham LLP
Four Embarcadero Center, 10th Floor
San Francisco, CA 94111
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds®]

New Perspective Fund®
Investment portfolio

June 30, 2006

		unaudited

		Market value
Common stocks — 90.00%	Shares	(000)

INFORMATION TECHNOLOGY — 15.55%
Taiwan Semiconductor Manufacturing Co. Ltd.	323,587,686	$584,465
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	13,017,528	119,501
Samsung Electronics Co., Ltd.	951,650	605,009
Microsoft Corp.	23,875,000	556,287
Applied Materials, Inc.	25,595,000	416,687
Hon Hai Precision Industry Co., Ltd.	56,399,803	348,868
Cisco Systems, Inc.[1]	16,405,000	320,390
Oracle Corp.[1]	21,327,800	309,040
Murata Manufacturing Co., Ltd.	4,579,200	297,382
Google Inc., Class A1	642,500	269,419
ASML Holding NV1	6,470,000	130,935
ASML Holding NV (New York registered)[1]	6,313,000	127,649
Nintendo Co., Ltd.	1,375,500	230,833
International Business Machines Corp.	2,987,000	229,461
Yahoo! Inc.[1]	6,900,000	227,700
Corning Inc.[1]	7,500,000	181,425
Texas Instruments Inc.	5,950,000	180,225
Motorola, Inc.	8,110,000	163,416
Nokia Corp. (ADR)	4,134,634	83,768
Nokia Corp.	3,065,416	62,505
Hynix Semiconductor Inc.[1]	3,578,760	116,023
Hynix Semiconductor Inc. (GDR)[1,2]	630,000	20,223
Hoya Corp.	3,731,600	132,747
Rohm Co., Ltd.	1,379,000	123,304
Chi Mei Optoelectronics Corp.	108,381,266	120,506
Canon, Inc.	2,417,550	118,543
SAP AG	554,500	116,891
Hewlett-Packard Co.	3,655,000	115,790
Molex Inc.	3,340,000	112,124
AU Optronics Corp. (ADR)	7,630,000	108,651
Elpida Memory, Inc.[1]	2,720,000	102,229
Micron Technology, Inc.[1]	6,740,000	101,504
Altera Corp.[1]	4,725,000	82,924
Sun Microsystems, Inc.[1]	18,926,300	78,544
Tokyo Electron Ltd.	992,100	69,372
Agilent Technologies, Inc.[1]	2,030,880	64,095
Flextronics International Ltd.[1]	6,000,000	63,720
Advanced Micro Devices, Inc.[1]	2,300,000	56,166
Hitachi, Ltd.	7,500,000	49,559
Cadence Design Systems, Inc.[1]	2,750,000	47,162
NEC Corp.	6,774,100	36,117
Nortel Networks Corp.[1]	16,000,000	35,840
KLA-Tencor Corp.	615,897	25,603
TDK Corp.	275,000	20,912
Xilinx, Inc.	800,000	18,120
		7,381,634

FINANCIALS — 13.68%
Société Générale	3,610,741	530,505
ING Groep NV	13,282,651	521,485
Erste Bank der oesterreichischen Sparkassen AG	9,037,096	508,015
Allianz AG	3,209,000	506,410
Citigroup Inc.	6,851,677	330,525
Mitsubishi UFJ Financial Group, Inc.	23,549	329,328
Mizuho Financial Group, Inc.	37,300	315,914
American International Group, Inc.	5,256,250	310,382
UniCredito Italiano SpA (Germany)	34,899,500	271,984
UniCredito Italiano SpA (Italy)	2,085,160	16,312
HSBC Holdings PLC (United Kingdom)	15,645,953	274,965
DBS Group Holdings Ltd.	20,550,000	235,013
Banco Santander Central Hispano, SA	14,233,764	207,673
Macquarie Bank Ltd.	3,580,000	183,462
Commerzbank U.S. Finance, Inc.	4,900,000	178,041
DEPFA BANK PLC	10,208,070	169,022
Royal Bank of Scotland Group PLC	4,920,775	161,597
BNP Paribas	1,622,230	155,131
UBS AG	1,279,603	140,007
Bank of Nova Scotia	3,300,000	130,758
Credit Suisse Group	2,225,640	124,303
XL Capital Ltd., Class A	1,950,000	119,535
J.P. Morgan Chase & Co.	2,400,000	100,800
Royal Bank of Canada	2,479,000	100,671
Westpac Banking Corp.	5,060,444	87,495
QBE Insurance Group Ltd.	5,218,492	79,453
Groupe Bruxelles Lambert SA	675,000	70,629
Sompo Japan Insurance Inc.	4,912,000	68,693
Sumitomo Mitsui Financial Group, Inc.	6,300	66,629
Crédit Agricole SA	1,563,000	59,407
Willis Group Holdings Ltd.	1,550,000	49,755
Westfield Group	3,635,219	46,789
Bank of America Corp.	500,000	24,050
Manulife Financial Corp.	600,000	19,016
		6,493,754

CONSUMER DISCRETIONARY — 9.39%
News Corp., Class A	16,162,944	310,005
News Corp., Class B	3,220,000	64,980
Hyundai Motor Co.	4,128,530	350,831
Toyota Motor Corp.	5,625,000	294,500
Vivendi SA	6,194,200	216,836
Honda Motor Co., Ltd.	6,650,000	210,991
Esprit Holdings Ltd.	25,114,000	205,015
Compagnie Générale des Etablissements Michelin, Class B	3,298,000	198,036
Industria de Diseno Textil, SA	4,671,100	196,818
Viacom Inc., Class B1	5,470,000	196,045
Starbucks Corp.[1]	4,750,000	179,360
Porsche AG, nonvoting preferred	162,000	156,423
Renault SA	1,414,000	151,748
H & M Hennes & Mauritz AB, Class B	3,778,000	146,367
Ford Motor Co.	20,466,600	141,834
Carnival Corp., units	3,250,000	135,655
Kingfisher PLC	29,721,981	130,928
Grupo Televisa, SA, ordinary participation certificates (ADR)	5,265,600	101,679
Time Warner Inc.	5,750,000	99,475
Discovery Holding Co., Class A1	6,600,900	96,571
International Game Technology	2,427,000	92,080
Bridgestone Corp.	4,535,100	87,404
MGM Mirage, Inc.[1]	2,000,000	81,600
Lagardère Groupe SCA	1,100,000	81,089
Walt Disney Co.	2,500,000	75,000
Suzuki Motor Corp.	3,360,000	72,686
Sony Corp.	1,500,000	66,209
Nikon Corp.	3,125,000	54,573
Mediaset SpA	4,500,000	53,008
Reed Elsevier PLC	5,100,000	51,432
Swatch Group Ltd, non-registered shares	176,118	29,696
Swatch Group Ltd	386,770	13,485
Volkswagen AG	461,700	32,342
General Motors Corp.	900,000	26,811
Clear Channel Communications, Inc.	850,000	26,307
Cie. Financière Richemont AG, Class A, units	555,291	25,391
Antena 3 Televisión, SA	78,708	1,796
TI Automotive Ltd., Class A1,3	4,578,091	—
		4,455,006

ENERGY — 9.18%
Royal Dutch Shell PLC, Class B	15,858,621	553,890
Royal Dutch Shell PLC, Class A (ADR)	5,255,000	351,980
Royal Dutch Shell PLC, Class A	1,120,000	37,633
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	3,894,900	347,854
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	1,700,000	135,728
Canadian Natural Resources, Ltd.	6,280,000	347,313
Chevron Corp.	5,289,732	328,281
Baker Hughes Inc.	3,700,000	302,845
Norsk Hydro ASA	10,820,000	286,680
Schlumberger Ltd.	3,790,000	246,767
Anadarko Petroleum Corp.	4,951,013	236,114
Halliburton Co.	3,100,000	230,051
TOTAL SA	3,204,400	210,633
Reliance Industries Ltd.	7,882,600	182,132
Technip SA	2,775,000	153,513
Imperial Oil Ltd.	3,300,000	120,586
ENI SpA	4,000,000	117,590
Apache Corp.	1,000,000	68,250
Transocean Inc.[1]	616,500	49,517
Exxon Mobil Corp.	767,500	47,086
		4,354,443

HEALTH CARE — 8.83%
Roche Holding AG	8,298,600	$1,369,435
AstraZeneca PLC (Sweden)	8,627,809	520,556
AstraZeneca PLC (United Kingdom)	1,800,000	108,515
AstraZeneca PLC (ADR)	535,000	32,004
Sanofi-Aventis	4,662,600	454,514
Novo Nordisk A/S, Class B	5,751,600	366,134
Bristol-Myers Squibb Co.	8,700,000	224,982
Smith & Nephew PLC	27,587,000	212,220
UCB NV	3,103,959	167,745
Novartis AG	2,125,000	114,865
Novartis AG (ADR)	925,000	49,876
Wyeth	2,700,000	119,907
Eli Lilly and Co.	1,800,000	99,486
Johnson & Johnson	1,350,000	80,892
Forest Laboratories, Inc.[1]	1,786,192	69,108
Medtronic, Inc.	1,400,000	65,688
Shionogi & Co., Ltd.	3,600,000	64,190
Allergan, Inc.	380,000	40,759
Biogen Idec Inc.[1]	450,000	20,848
H. Lundbeck A/S, Class H	383,897	8,749
		4,190,473

CONSUMER STAPLES — 8.83%
Altria Group, Inc.	11,312,500	830,677
Nestlé SA	1,835,150	575,404
Tesco PLC	62,946,011	388,313
Koninklijke Ahold NV1	43,589,666	378,136
Groupe Danone	2,290,000	290,669
Cia. de Bebidas das Américas - AmBev, preferred nominative (ADR)	5,725,000	236,156
Cia. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	793,500	29,042
PepsiCo, Inc.	4,325,000	259,673
Avon Products, Inc.	6,566,400	203,558
Seven & I Holdings Co., Ltd.	6,050,000	199,358
Coca-Cola Co.	3,800,000	163,476
SABMiller PLC	7,085,000	127,523
L'Oréal SA	1,251,613	118,091
Diageo PLC	5,710,000	95,919
Scottish & Newcastle PLC	9,895,000	93,162
Anheuser-Busch Companies, Inc.	1,632,500	74,426
Unilever NV	3,157,500	71,523
Wal-Mart de México, SA de CV, Series V	14,833,992	40,997
Imperial Tobacco Group PLC	465,000	14,334
		4,190,437

MATERIALS — 8.31%
Barrick Gold Corp.	20,066,295	593,962
Newmont Mining Corp.	10,650,000	563,705
Bayer AG	9,030,000	414,630
Gold Fields Ltd.	12,085,855	274,987
Alcoa Inc.	8,453,300	273,549
Nitto Denko Corp.	3,137,500	223,500
Dow Chemical Co.	5,350,000	208,810
POSCO	570,580	153,099
Cía. Vale do Rio Doce, ordinary nominative (ADR)	5,940,000	142,798
Kuraray Co., Ltd.	11,740,000	131,345
AngloGold Ashanti Ltd.	2,369,816	118,155
L'Air Liquide	568,700	110,657
BHP Billiton Ltd.	5,000,000	107,691
International Paper Co.	2,680,000	86,564
Anglo American PLC	2,000,000	82,365
Weyerhaeuser Co.	1,300,000	80,925
Holcim Ltd.	1,028,571	78,694
Akzo Nobel NV	1,325,000	71,369
UPM-Kymmene Corp.	2,970,000	63,937
JSR Corp.	2,279,400	57,578
Rohm and Haas Co.	1,000,000	50,120
Smurfit-Stone Container Corp.[1]	2,950,000	32,273
Kaneka Corp.	1,519,000	13,808
Novelis Inc.	315,000	6,798
		3,941,319

INDUSTRIALS — 6.34%
General Electric Co.	16,560,500	545,834
Tyco International Ltd.	14,712,500	404,594
Siemens AG	2,548,300	221,486
Ryanair Holdings PLC (ADR)[1]	4,137,500	218,129
Asahi Glass Co., Ltd.	14,692,000	186,331
Sandvik AB	15,000,000	174,443
FANUC LTD	1,641,000	147,448
Toll Holdings Ltd.	13,617,941	142,102
3M Co.	1,640,000	132,463
United Parcel Service, Inc., Class B	1,507,000	124,071
Deere & Co.	1,000,000	83,490
Kubota Corp.	7,936,000	75,261
British Airways PLC[1]	11,640,000	73,688
Mitsubishi Heavy Industries, Ltd.	16,150,000	69,732
Emerson Electric Co.	800,000	67,048
Parker Hannifin Corp.	800,000	62,080
Caterpillar Inc.	720,000	53,626
Geberit AG	34,000	39,255
Boeing Co.	475,000	38,907
United Technologies Corp.	600,000	38,052
SMC Corp.	243,000	34,387
Lockheed Martin Corp.	475,000	34,076
Monster Worldwide, Inc.[1]	685,000	29,222
Wolseley PLC	585,000	12,890
		3,008,615

TELECOMMUNICATION SERVICES — 3.31%
Koninklijke KPN NV	40,701,700	457,084
Vodafone Group PLC	174,807,125	372,106
América Móvil SA de CV, Series L (ADR)	6,765,000	225,004
Telefónica, SA	13,511,330	224,752
France Télécom, SA	7,045,000	151,302
AT&T Inc.	4,138,720	115,429
Singapore Telecommunications Ltd.	17,195,285	27,596
		1,573,273

UTILITIES — 2.04%
E.ON AG	3,300,000	$ 379,532
Veolia Environnement	6,180,275	319,074
Endesa, SA	4,400,000	152,847
Gas Natural SDG, SA	1,969,543	60,064
National Grid PLC	5,061,320	54,687
		966,204

MISCELLANEOUS — 4.54%
Other common stocks in initial period of acquisition		2,153,826

Total common stocks (cost: $29,911,399,000)		42,708,984

Warrants — 0.05%

FINANCIALS — 0.05%
ING Groep NV, warrants, expire 2008[1]	1,265,000	21,753

CONSUMER DISCRETIONARY — 0.00%
NTL Inc., Series A, warrants, expire 2011[1]	39,037	25

Total warrants (cost: $91,916,000)		21,778

	Principal amount
Short-term securities — 9.71%	(000)

Federal Home Loan Bank 4.924%-5.255% due 7/19-9/22/2006	$273,400	271,673
HBOS Treasury Services PLC 4.98%-5.36% due 7/24-9/27/2006	259,300	257,279
Spintab AB (Swedmortgage) 5.015%-5.32% due 7/28-9/13/2006	250,000	248,085
Bank of America Corp. 5.02%-5.368% due 7/28-9/25/2006	239,400	237,155
Westpac Banking Corp. 5.00%-5.32% due 7/24-9/7/2006[2]	223,100	221,565
Stadshypotek Delaware Inc. 5.015%-5.06% due 7/12-8/18/2006[2]	100,000	99,579
Svenska Handelsbanken Inc. 5.075%-5.08% due 8/1-8/24/2006	90,000	89,436
IXIS Commercial Paper Corp. 4.95%-5.34% due 7/7-9/6/2006[2]	189,100	188,425
Bank of Ireland 4.90%-5.09% due 7/12-8/31/2006[2]	182,500	181,577
BASF AG 5.01%-5.30% due 7/25-9/6/2006[2]	175,000	173,849
Barclays U.S. Funding Corp. 5.045%-5.255% due 7/20-9/5/2006	150,000	149,017
Sheffield Receivables Corp. 5.38% due 9/20/2006[2]	15,695	15,508
Fannie Mae 4.81%-5.27% due 7/5-9/20/2006	146,600	145,397
Abbey National North America LLC 5.00%-5.30% due 7/14-8/31/2006	137,000	136,355
Danske Corp. 5.21%-5.34% due 8/18-9/7/2006[2]	135,400	134,335
Old Line Funding, LLC 5.03%-5.25% due 7/7-8/15/2006[2]	51,698	51,425
Thunder Bay Funding, LLC 5.06%-5.33% due 7/7-9/20/2006[2]	65,795	65,320
Export Development Corp. 5.00%-5.26% due 7/24-8/30/2006	105,000	104,388
Calyon North America Inc. 5.015%-5.255% due 7/18-8/28/2006	104,000	103,414
CAFCO, LLC 5.02%-5.31% due 7/17-9/8/2006[2]	102,100	101,712
ING (U.S.) Funding LLC 4.99%-5.25% due 7/10-8/28/2006	101,400	100,788
Total Capital SA 5.04%-5.105% due 8/3-8/9/2006[2]	100,000	99,497
Depfa Bank PLC 5.215% due 9/6/2006	50,000	49,982
Depfa Bank PLC 5.365% due 9/26/2006[2]	45,000	44,429
Dexia Delaware LLC 5.02%-5.285% due 8/2-9/19/2006	95,000	94,218
Amsterdam Funding Corp. 4.99%-5.16% due 7/6-7/13/2006[2]	85,700	85,603
CBA (Delaware) Finance Inc. 5.16%-5.30% due 7/17-9/19/2006	83,000	82,495
Barton Capital LLC 5.18%-5.25% due 8/4-8/11/2006[2]	63,400	63,021
Société Générale North America Inc. 5.11% due 8/8/2006	16,500	16,409
Siemens Capital Co. LLC 5.05%-5.21% due 8/17-8/24/2006	76,600	76,047
ANZ (Delaware) Inc. 4.955% due 7/20/2006	50,000	49,866
ANZ National (International) Ltd. 5.07% due 8/2/2006[2]	25,000	24,889
Preferred Receivables Funding Corp. 5.07% due 7/10/2006[2]	70,000	69,901
HSBC USA Inc. 5.29%-5.31% due 8/29-9/20/2006	70,000	69,324
Toyota Motor Credit Corp. 5.00%-5.27% due 7/13-9/11/2006	67,200	66,822
Clipper Receivables Co., LLC 4.96%-5.10% due 7/24-7/25/2006[2]	54,000	53,812
Canadian Imperial Bank of Commerce 5.05% due 7/11/2006	50,000	49,999
BNP Paribas Finance Inc. 4.93% due 7/20/2006	50,000	49,867
Variable Funding Capital Corp. 5.075% due 7/20/2006[2]	50,000	49,859
Allied Irish Banks N.A. Inc. 5.05% due 8/21/2006[2]	50,000	49,623
Bank of Nova Scotia 5.25% due 8/23/2006	50,000	49,622
KfW International Finance Inc. 5.25% due 8/30/2006[2]	50,000	49,572
International Bank for Reconstruction and Development 5.19% due 9/20/2006	50,000	49,410
Swedish Export Credit Corp. 5.37% due 9/27/2006	50,000	49,357
Freddie Mac 4.90% due 7/25/2006	43,200	43,045
Edison Asset Securitization LLC 5.05% due 7/24/2006[2]	35,000	34,883
DaimlerChrysler Revolving Auto Conduit LLC II 5.06% due 8/14/2006	27,655	27,477
UBS Finance (Delaware) LLC 5.27% due 7/3/2006	25,000	24,989
Toronto-Dominion Holdings USA Inc. 5.06% due 7/24/2006[2]	25,000	24,917
BMW U.S. Capital Corp. 5.22% due 8/25/2006[2]	25,000	24,803
Royal Bank of Scotland PLC 5.27% due 9/15/2006	8,200	8,110

Total short-term securities (cost: $4,607,654,000)		4,608,130

Total investment securities (cost: $34,610,969,000)		47,338,892
Other assets less liabilities		115,789

Net assets		$47,454,681

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,928,327,000, which represented 4.06% of the net assets of the fund.
3Valued under fair value procedures adopted by authority of the board of directors.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$13,356,533
Gross unrealized depreciation on investment securities	(659,800)
Net unrealized appreciation on investment securities	12,696,733
Cost of investment securities for federal income tax purposes	34,642,159

MFGEFP-907-0806P-S6915

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NEW PERSPECTIVE FUND, INC.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: August 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Robert W. Lovelace
Robert W. Lovelace, President and PEO

Date: August 28, 2006

By /s/ R. Marcia Gould
R. Marcia Gould, Treasurer and PFO

Date: August 28, 2006